MFA 2025-NQM2 Trust ABS-15G

Exhibit 99.03

Exception Grades

AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	NQM2-100000	12917000	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Note is assumable and Closing Disclosure reflects loan is not assumable.				Buyer Comment (2019-07-24): waive			XX/XX/XXXX 3:01:54 PM	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	NQM2-100000	12917002	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	The final CD closing date is XX/XX/XXXX and the borrower closed/signed XX/XX/XXXX.				Buyer Comment (2019-07-24): waive			XX/XX/XXXX 3:01:35 PM	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	NQM2-100000	12917004	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure XX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)	There is no evidence in the loan file of the date the borrower received the LE dated XX/XX/XXXXnd the initial CD dated XX/XX/XXXX was received XX/XX/XXXX.				Buyer Comment (2019-07-24): waive			XX/XX/XXXX 3:01:42 PM	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other	No Defined Cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100000	12916996	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Due to borrower is foreign national with alternative credit and income verified via letter from employer transcribed by a certified translator per guidelines.				Buyer Comment (2019-07-24): waive			XX/XX/XXXX 3:01:24 PM	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100002	16376865	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $400,000.00.		The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00.	LTV 46.85% DTI 11% FICO 721 $XXXX per month residual	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2020-02-07): Lender deviation provided.			XX/XX/XXXX 10:41:59 AM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100004	16376907	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,677.77 exceeds tolerance of $3,677.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Situs AMC reviewed and upon further review find issue resolved at close no violation exists. Credit listed on Final CD.						XX/XX/XXXX 3:09:34 PM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	NQM2-100001	16376910	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to Assets Only program.				Buyer Comment (2020-01-22): We acknowledge this condition and choose to waive Reviewer Comment (2020-01-21): Regraded to EV2-B, Asset Qual loan program.			XX/XX/XXXX 10:15:22 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	B	B	B	A	Non QM	ATR Risk	Yes
XXXX	XXXX	XXXX	NQM2-100001	16376911	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Qualification Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Due to Assets Only program.				Buyer Comment (2020-01-22): We acknowledge this condition and choose to waive			XX/XX/XXXX 10:15:33 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	NQM2-100001	16376914	XXXX	XX/XX/XXXX	Credit	Guideline	Guideline Issue	Guideline	Asset qualifications not met per guidelines.	Total assets: $XXXX; Reserves: $XXXX	Allow <6 months seasoning on assets used in Asset Allowance. Funds acquired from documented inheritance.	FICO score above minimum by 20 points or greater. FICO: 778 PITIA reserves above minimum by 6 months or greater. Number of PITIA Reserves: 257 months. Funds acquired from documented inheritance. 70% LTV < 80 % guideline max for Asset Allowance program .		Originator Originator Originator	Reviewer Comment (2020-01-21): Lender deviation provided.			XX/XX/XXXX 10:19:37 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	ATR Risk	No
XXXX	XXXX	XXXX	NQM2-100005	16376921	XXXX	XX/XX/XXXX	Credit	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraisal not on GSE sanctioned form and thus FIRREA compliance is called into question.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX		70% LTV. 11 months of reserves. Residual income of $29,000.		Originator Originator Originator	Reviewer Comment (2020-01-23): Lender deviation provided Buyer Comment (2020-01-21): Appraisal is a mixed-used building, the appraisal was completed in Uniform Standards of Professional Appraisal Practice (USPAP), 2018 Edition form. Exception to collateral in file including a letter from Chief appraiser used instead of desk review, as a desk review is not available in a mixed used property.			XX/XX/XXXX 10:40:04 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100005	16376923	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.	Payment Shock: XXX%	Payment shock greater than 300%..	70% LTV. 11 months of reserves. Residual income of $29,000.		Originator Originator Originator	Reviewer Comment (2020-01-21): Lender deviation provided.			XX/XX/XXXX 10:04:00 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100005	16376924	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Mixed use property not allowed by guidelines.	70% LTV. 11 months of reserves. Residual income of $29,000.		Originator Originator Originator	Reviewer Comment (2020-01-21): Lender deviation provided.			XX/XX/XXXX 10:03:51 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100008	17480406	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.08590% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Due to excessive DTI ratio.	Borrower has owned the subject property for at least 5 years. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	22 years ownership 18 years self-employment Loan to Value: 61.69492% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 680 Representative FICO: 732	SitusAMC,Originator Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2020-02-10): error

Reviewer Comment (2020-02-10): Lender deviation provided.

Reviewer Comment (2020-02-10): Updated from: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

Reviewer Comment (2020-02-04): Please add what DTI ratio is approved on the exception form, review DTI of XX% is higher than the origination DTI ratio.

Buyer Comment (2020-02-03): Please see exception attached to other condition.
																				XX/XX/XXXX 10:18:02 AM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100008	17480407	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	The lender's DTI ratio of XX% exceeds the maximum allowable DTI ratio of 43%, which is required when the Asset Allowance Program is used.	Borrower has owned the subject property for at least 5 years. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	22 years ownership 18 years self-employment Loan to Value: 61.69492% Guideline Maximum Loan to Value: 75.00000% Guidelines Representative FICO: 680 Representative FICO: 732	SitusAMC,Originator Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2020-02-10): Lender deviation provided. Reviewer Comment (2020-02-04): Please add what DTI ratio is approved on the exception form, review DTI of XX% is higher than the origination DTI ratio. Buyer Comment (2020-02-03): Please see exception attached to other condition.			XX/XX/XXXX 10:13:39 AM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100009	18048206	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,311.65 exceeds tolerance of $2,081.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2020-03-18): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:04:24 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	NQM2-100011	18048208	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Only 1.86 months of reserve assets were verified, which did not meet the minimum required reserves of 6 months. Lender exception approval provided; however, the exception states the borrower has 5.65 months of reserves at closing. Provide updated exception approval with correct number of months reserves verified that is short of the guideline requirement.	Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Disposable Income: $9,029.07 Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's Own Funds Percent: 13.95% Borrower's Own Funds Amount: $XXXX	SitusAMC,Originator Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2020-04-20): Lender deviation provided.

Buyer Comment (2020-04-17): Yes I agree with those compensating factors.

Reviewer Comment (2020-04-17): The following compensating factors could not be used:  FICO is only 27 points above the minimum and the housing payment savings does not rise to the level needed to be used.  AMC has identified the following additional compensating factors: Borrower has been on the same job for more than 3 years / same industry for more than 5 years and Down payment was at least 5% and $5,000.  Please comment as to whether you agree with using these compensating factors to waive this exception to an EV-2.

Reviewer Comment (2020-04-17): Exception Explanation Updated from: Calculated PITIA months reserves of 1.86 is less than Guideline PITIA months reserves of 6.00.
																				XX/XX/XXXX 9:03:24 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100010	18048221	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Missing evidence of the date the borrower received the appraisal.				Buyer Comment (2020-03-24): We acknowledge this condition and choose to waive it			XX/XX/XXXX 5:29:03 PM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100016	33432811	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $130.00 plus 10% or $143.00. Insufficient or no cure was provided to the borrower. (0)	Recording Fee increased to $175.00 from $130 which exceeds tolerance of $130.00 plus 10% or $143.00 without a valid COC. Sufficient cure was not provided.	Reviewer Comment (2025-03-13): SitusAMC received Letter of Explanation, Proof of Delivery and Copy of Refund Check.

Buyer Comment (2025-03-12): documentation of cure attached

Reviewer Comment (2025-03-04): SitusAMC received LOX for rebuttal response for revised CD and a check for the $32 to borrower for the recording fee increased. But there seems to be no revised CD and copy of check located in the trailing image. Provide corrected CD and copy of the check to complete remediation.

Buyer Comment (2025-03-03): Additional 10% not required.

Reviewer Comment (2025-02-28): SitusAMC received LOE, copy of refund check requested form and shipping label. However, corrected PCCD and Copy of refund check to borrower was not located in trailing documents. Corrected CD and Copy of refund check is required to borrower to complete remediation.

Buyer Comment (2025-02-24): XXXX

Buyer Comment (2025-02-24): check request

Reviewer Comment (2025-02-22): For the cure please provided a copy of the check issued and evidence of how it was shipped/sent to the borrower.

Buyer Comment (2025-02-20): attached
																			XX/XX/XXXX 3:40:28 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100048	33432892	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are overdisclosed. (FinXX/XX/XXXX)	The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.				Reviewer Comment (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-02-21): PCCD PROVIDED Buyer Comment (2025-02-21): attached Reviewer Comment (2025-02-17): SitusAMC received Corrected CD issued XX/XXXX. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure. Buyer Comment (2025-02-12): PCCD attached checking correct escrow account box on Cd page 4, the $XXXX figure reflects the cost over the 1st year of the loan XX/XXXX-XX/XXXX; Since the first payment isn’t until XX/XXXX that’s only 11 payments ($XXXX x11=$XXXX)		XX/XX/XXXX 11:00:06 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100048	33432893	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)	The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.				Reviewer Comment (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-02-21): PCCD PROVIDED Reviewer Comment (2025-02-17): SitusAMC received Corrected CD issued XX/XXXX. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure. Buyer Comment (2025-02-12): PCCD attached checking correct escrow account box on Cd page 4, the $XXXX figure reflects the cost over the 1st year of the loan XX/XXXX-XX/XXXX; Since the first payment isn’t until XX/XXXX that’s only 11 payments ($XXXX x11=$XXXX)		XX/XX/XXXX 11:00:26 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100048	33432894	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the Monthly Escrow Payment. (FinXX/XX/XXXX)	"Escrow Account section (pg 4) - one of the these occurred: ""will not have an escrow account"" box was not checked, yet there are no escrows collected in Other Costs/section.				Reviewer Comment (2025-02-10): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:54:21 PM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100048	33432895	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.				Reviewer Comment (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-02-21): PCCD PROVIDED		XX/XX/XXXX 11:00:45 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100048	33432896	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	The final closing disclosure on page 4 states they will escrow, and the total is $XXXX annually. Page 1 reflects no escrows with a monthly amount of $XXXX monthly.				Reviewer Comment (2025-02-25): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-02-21): PCCD PROVIDED		XX/XX/XXXX 11:01:07 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100058	33432936	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing VOE for employer XXXX, missing source of funds for earnest money $XXXX, causing loan to be at ATR risk.	Reviewer Comment (2025-03-19): VOE obtained prior to consummation does not meet lender guidelines of within 10 days prior to closing. Post close lender exception made based on utilization of bank statements direct deposits for employment verification obtained prior to close and post close VOE confirming employment status.

Reviewer Comment (2025-03-19): Compensating factor: 60+ months PITIA reserves.
$400k +/- equity in current home primary.
Ratios with expenses 48%.
Ratios without expenses 40%.
Client elects to downgrade and waive.

Reviewer Comment (2025-03-17): The WVOE you are referencing is dated before the application date (application date XX/XX/XXXX and VOE is dated XX/XX/XXXX). Additionally, it still does not meet the lender's guidelines of requiring a VOE within 10 days of closing. We would still be where we were in the last response because the lender did not meet their own guidelines, we would need some type of documentation showing the lender approved an exception to their guideline and what acceptable documentation they used in lieu of what was required.

Reviewer Comment (2025-03-17): SitusAMC has received guidance from outside counsel that in order to yield a loan designation of Non-QM, the lender must have addressed and satisfied all 8 ATR factors under 1026.43(c) prior to consummation. If any of the 8 ATR factors (including employment status) were not addressed at all, the loan designation would be considered ATR Fail (with an EV3-C level exception for the missing documentation). If any of the 8 ATR factors were addressed but were deficient in some way, or were not addressed until after consummation, then a loan designation of ATR Risk may be considered with compensating factors (with an EV2-B level exception for the deficiency). The compensating factors cannot override, waive or trump any of the 8 factors that were not addressed but can be used to reduce the severity for those guideline deficiencies that were addressed but did not have strict adherence.
For example, if the guidelines/AUS requires a verbal verification of employment to be obtained no later than 10 days prior to consummation, and the only VOE we have in file is post-closing, the loan file will not have met the requirement to verify employment pursuant to the guidelines, resulting in an EV3-C exception. However, if it can be demonstrated that the creditor relied on alternative documentation to satisfy the employment status verification, such as obtaining the most recent paystub prior to consummation, this may be used to backstop the employment history on the 1003 and soften the severity of the failure that was addressed (employment status verified through most recent paystub) but did not have strict adherence (VOE no later than 10 days before consummation). In these cases, a loan could conceivably go from an EV3-C ATR Fail to an EV2-B ATR Risk. Non-QM would not be achieved as we do not have strict adherence to the guidelines or evidence that the lender addressed the deficiency prior to consummation with a pre-consummation exception approval.
What we would be looking for here is a post-closing lender exception identifying the exception to their guideline and what alternate documentation they relied on to support the borrower's employment verification (since they did not meet the requirements of their own guidelines).

Reviewer Comment (2025-03-13): The guidelines requirement VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX. Exception remains.

Reviewer Comment (2025-03-13): reopened

Buyer Comment (2025-03-13): Unable to clear. Post Closing VOE provided to verify continued employment.

Reviewer Comment (2025-03-03): The guidelines used for review - VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX.

Buyer Comment (2025-03-03): Work Number VOE provided. No paystubs or W2 required.

Reviewer Comment (2025-03-03): We need YTD most recent Paystubs for both and 2023 W2 for co-borrower in order to clear the exceptions.

Buyer Comment (2025-02-21): post closing voe provided

Reviewer Comment (2025-02-20): The VOE for XXXX completed within 10 days of closing is post closing date of XX/XX/XXXX, we need pre-closing VOE, exception remains.

Buyer Comment (2025-02-17): VOE PROVIDED
																				XX/XX/XXXX 8:21:38 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100058	33432938	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing VOE for employer XXXX, missing source of funds for earnest money $XXXX, causing loan to be at ATR risk.	Reviewer Comment (2025-03-19): VOE obtained prior to consummation does not meet lender guidelines of within 10 days prior to closing. Post close lender exception made based on utilization of bank statements direct deposits for employment verification obtained prior to close and post close VOE confirming employment status.

Reviewer Comment (2025-03-19): Compensating factor: 60+ months PITIA reserves.
$400k +/- equity in current home primary.
Ratios with expenses 48%.
Ratios without expenses 40%.
Client elects to downgrade and waive.

Reviewer Comment (2025-03-17): The WVOE you are referencing is dated before the application date (application date XX/XX/XXXX and VOE is dated XX/XX/XXXX). Additionally, it still does not meet the lender's guidelines of requiring a VOE within 10 days of closing. We would still be where we were in the last response because the lender did not meet their own guidelines, we would need some type of documentation showing the lender approved an exception to their guideline and what acceptable documentation they used in lieu of what was required.

Reviewer Comment (2025-03-17): SitusAMC has received guidance from outside counsel that in order to yield a loan designation of Non-QM, the lender must have addressed and satisfied all 8 ATR factors under 1026.43(c) prior to consummation. If any of the 8 ATR factors (including employment status) were not addressed at all, the loan designation would be considered ATR Fail (with an EV3-C level exception for the missing documentation). If any of the 8 ATR factors were addressed but were deficient in some way, or were not addressed until after consummation, then a loan designation of ATR Risk may be considered with compensating factors (with an EV2-B level exception for the deficiency). The compensating factors cannot override, waive or trump any of the 8 factors that were not addressed but can be used to reduce the severity for those guideline deficiencies that were addressed but did not have strict adherence.
For example, if the guidelines/AUS requires a verbal verification of employment to be obtained no later than 10 days prior to consummation, and the only VOE we have in file is post-closing, the loan file will not have met the requirement to verify employment pursuant to the guidelines, resulting in an EV3-C exception. However, if it can be demonstrated that the creditor relied on alternative documentation to satisfy the employment status verification, such as obtaining the most recent paystub prior to consummation, this may be used to backstop the employment history on the 1003 and soften the severity of the failure that was addressed (employment status verified through most recent paystub) but did not have strict adherence (VOE no later than 10 days before consummation). In these cases, a loan could conceivably go from an EV3-C ATR Fail to an EV2-B ATR Risk. Non-QM would not be achieved as we do not have strict adherence to the guidelines or evidence that the lender addressed the deficiency prior to consummation with a pre-consummation exception approval.
What we would be looking for here is a post-closing lender exception identifying the exception to their guideline and what alternate documentation they relied on to support the borrower's employment verification (since they did not meet the requirements of their own guidelines).

Reviewer Comment (2025-03-13): The guidelines requirement VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX. Exception remains.

Reviewer Comment (2025-03-13): reopened

Buyer Comment (2025-03-13): Unable to clear. Post Closing VOE provided to verify continued employment.

Reviewer Comment (2025-03-03): The guidelines used for review - VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX.

Buyer Comment (2025-02-21): post closing VOE provided

Reviewer Comment (2025-02-20): The VOE for XXXX completed within 10 days of closing is post closing date of XX/XX/XXXX, we need pre-closing VOE, exception remains.

Buyer Comment (2025-02-17): VOE PROVIDED
																				XX/XX/XXXX 8:21:48 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100058	33432940	XXXX	XX/XX/XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Missing VOE for employer XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. 60+ months PITIA reserves. $400k +/- equity in current home primary. Ratios with expenses 48%. Ratios without expenses 40%.	Originator Pre-Close,Originator,Aggregator,SitusAMC	Reviewer Comment (2025-03-19): Compensating factor: 60+ months PITIA reserves.
$400k +/- equity in current home primary.
Ratios with expenses 48%.
Ratios without expenses 40%.
Client elects to downgrade and waive.

Reviewer Comment (2025-03-17): The WVOE you are referencing is dated before the application date (application date XX/XX/XXXX and VOE is dated XX/XX/XXXX). Additionally, it still does not meet the lender's guidelines of requiring a VOE within 10 days of closing. We would still be where we were in the last response because the lender did not meet their own guidelines, we would need some type of documentation showing the lender approved an exception to their guideline and what acceptable documentation they used in lieu of what was required documentation they used in lieu of what was required.

Reviewer Comment (2025-03-17): SitusAMC has received guidance from outside counsel that in order to yield a loan designation of Non-QM, the lender must have addressed and satisfied all 8 ATR factors under 1026.43(c) prior to consummation. If any of the 8 ATR factors (including employment status) were not addressed at all, the loan designation would be considered ATR Fail (with an EV3-C level exception for the missing documentation). If any of the 8 ATR factors were addressed but were deficient in some way, or were not addressed until after consummation, then a loan designation of ATR Risk may be considered with compensating factors (with an EV2-B level exception for the deficiency). The compensating factors cannot override, waive or trump any of the 8 factors that were not addressed but can be used to reduce the severity for those guideline deficiencies that were addressed but did not have strict adherence.
For example, if the guidelines/AUS requires a verbal verification of employment to be obtained no later than 10 days prior to consummation, and the only VOE we have in file is post-closing, the loan file will not have met the requirement to verify employment pursuant to the guidelines, resulting in an EV3-C exception. However, if it can be demonstrated that the creditor relied on alternative documentation to satisfy the employment status verification, such as obtaining the most recent paystub prior to consummation, this may be used to backstop the employment history on the 1003 and soften the severity of the failure that was addressed (employment status verified through most recent paystub) but did not have strict adherence (VOE no later than 10 days before consummation). In these cases, a loan could conceivably go from an EV3-C ATR Fail to an EV2-B ATR Risk. Non-QM would not be achieved as we do not have strict adherence to the guidelines or evidence that the lender addressed the deficiency prior to consummation with a pre-consummation exception approval.
What we would be looking for here is a post-closing lender exception identifying the exception to their guideline and what alternate documentation they relied on to support the borrower's employment verification (since they did not meet the requirements of their own guidelines).

Reviewer Comment (2025-03-13): The guidelines requirement VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX. Exception remains.

Reviewer Comment (2025-03-13): reopened

Buyer Comment (2025-03-13): Unable to clear. Post Closing VOE provided to verify continued employment.

Reviewer Comment (2025-03-03): The guidelines used for review - VVOE within 10 days of closing is required. Disbursement date is XX/XX/XXXX and the VVOE provided for XXXX is XX/XX/XXXX.

Buyer Comment (2025-02-21): attached

Buyer Comment (2025-02-21): post closing VOE confirms still employed

Reviewer Comment (2025-02-20): The VOE for XXXX completed within 10 days of closing is post closing date of XX/XX/XXXX, we need pre-closing VOE, exception remains.

Buyer Comment (2025-02-17): VOE
																				XX/XX/XXXX 8:17:43 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100058	33432943	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender granted exception to sell primary residence post consummation.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. 60+ months PITIA reserves. $400k +/- equity in current home primary. Ratios with expenses 48%. Ratios without expenses 40%.	Originator Pre-Close,Originator,Aggregator,SitusAMC	Reviewer Comment (2025-03-19): Compensating factor: 60+ months PITIA reserves. $400k +/- equity in current home primary. Ratios with expenses 48%. Ratios without expenses 40%. Client elects to downgrade and waive. Reviewer Comment (2025-03-17): Client to review and provide compensating factor to downgrade and waive lender granted exception.			XX/XX/XXXX 8:17:16 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100031	33432952	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $901.00 exceeds tolerance of $822.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2025-02-03): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:28:37 PM		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100021	33432958	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,872.80 exceeds tolerance of $1,119.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2025-02-05): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:32:37 PM		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100021	33432966	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Partnership)	Waterfall due to missing the most recent tax returns.	Reviewer Comment (2025-03-13): This is grade level 2 exception, which is for informational purposes, this exception can be waived.

Reviewer Comment (2025-03-13): Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.

Buyer Comment (2025-03-12): Extension attached.

Reviewer Comment (2025-03-05): We are still missing the 2023 most recent tax returns for XXXX with XXXX.

Buyer Comment (2025-03-03): This is vacant land.

Reviewer Comment (2025-02-26): The insurance verification is not uploaded for XXXX, please provided, condition remains.

Buyer Comment (2025-02-20): DOCS PROVIDED

Reviewer Comment (2025-02-19): The file is sitll missing REO insurance verification for XXXX, and Tax verification for XXXX.

Buyer Comment (2025-02-11): INCOME DOCS
																					2	B	XX/XX/XXXX	XX	Second Home	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM2-100027	33433028	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $62.00 exceeds tolerance of $50.00 plus 10% or $55.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-02-19): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:43:11 PM		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No